SCHEDULE OF LINE OF CREDIT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total recorded as a current liability	$ 1,700,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total recorded as a current liability	$ 1,700,000